Derivative financial instruments (Details of derivative financial assets) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Details of derivative financial instruments [line items]
Derivative financial assets	¥ 333,692	¥ 378,323
Less: non-current portion	75,328	99,721
Current portion	258,364	278,602
Hedging instruments for cash flow hedge (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	330,966	264,535
Less: non-current portion	75,328	71,341
Hedging instruments for cash flow hedge (exchange forward contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	0	107,907
Less: non-current portion	0	28,380
Financial instruments at fair value through profit or loss (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	¥ 2,726	¥ 5,881